Distribution Date:	04/17/24	CSAIL 2015-C1 Commercial Mortgage Trust
Determination Date:	04/11/24
Next Distribution Date:	05/17/24
Record Date:	03/28/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	joe.speziale@credit-suisse.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13-15		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	19		David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
		Controlling Class	Raith Capital Partners, LLC
Modified Loan Detail	25	Representative
Historical Liquidated Loan Detail	26		-
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	126281AW4	1.684000%	43,251,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	126281AX2	2.969900%	56,329,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	126281AY0	3.236100%	270,000,000.00	251,197,883.52	8,648,960.14	677,417.89	0.00	0.00	9,326,378.03	242,548,923.38	33.70%	30.00%
A-4	126281AZ7	3.505000%	405,275,000.00	405,275,000.00	0.00	1,183,740.73	0.00	0.00	1,183,740.73	405,275,000.00	33.70%	30.00%
A-SB	126281BA1	3.351200%	74,606,000.00	6,984,908.35	2,329,005.24	19,506.52	0.00	0.00	2,348,511.76	4,655,903.11	33.70%	30.00%
A-S	126281BD5	3.791000%	84,946,000.00	84,946,000.00	0.00	268,358.57	0.00	0.00	268,358.57	84,946,000.00	25.06%	23.00%
B	126281BE3	4.043700%	66,743,000.00	66,743,000.00	0.00	224,907.22	0.00	0.00	224,907.22	66,743,000.00	18.28%	17.50%
C	126281BF0	4.390068%	53,091,000.00	53,091,000.00	0.00	194,227.58	0.00	0.00	194,227.58	53,091,000.00	12.89%	13.13%
D	126281AL8	3.890068%	62,192,000.00	62,192,000.00	0.00	201,609.26	0.00	0.00	201,609.26	62,192,000.00	6.57%	8.00%
E	126281AN4	4.000000%	24,270,000.00	24,270,000.00	0.00	80,900.00	0.00	0.00	80,900.00	24,270,000.00	4.10%	6.00%
F	126281AQ7	4.000000%	15,168,000.00	15,168,000.00	0.00	50,560.00	0.00	0.00	50,560.00	15,168,000.00	2.56%	4.75%
NR*	126281AS3	4.000000%	57,645,215.00	42,037,108.03	0.00	161,596.57	0.00	16,849,830.42	161,596.57	25,187,277.61	0.00%	0.00%
R	126281AU8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,213,516,215.00	1,011,904,899.90	10,977,965.38	3,062,824.34	0.00	16,849,830.42	14,040,789.72	984,077,104.10

X-A	126281BB9	0.944296%	934,407,000.00	748,403,791.87	0.00	588,929.23	0.00	0.00	588,929.23	737,425,826.49
X-B	126281BC7	0.346368%	66,743,000.00	66,743,000.00	0.00	19,264.70	0.00	0.00	19,264.70	66,743,000.00
X-D	126281AC8	0.500000%	62,192,000.00	62,192,000.00	0.00	25,913.33	0.00	0.00	25,913.33	62,192,000.00
X-E	126281AE4	0.390068%	24,270,000.00	24,270,000.00	0.00	7,889.13	0.00	0.00	7,889.13	24,270,000.00
X-F	126281AG9	0.390068%	15,168,000.00	15,168,000.00	0.00	4,930.46	0.00	0.00	4,930.46	15,168,000.00
X-NR	126281AJ3	0.390068%	57,645,215.00	42,037,108.03	0.00	13,664.44	0.00	0.00	13,664.44	25,187,277.61
Notional SubTotal			1,160,425,215.00	958,813,899.90	0.00	660,591.29	0.00	0.00	660,591.29	930,986,104.10

Deal Distribution Total					10,977,965.38	3,723,415.63	0.00	16,849,830.42	14,701,381.01

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	126281AW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	126281AX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	126281AY0	930.36253156	32.03318570	2.50895515	0.00000000	0.00000000	0.00000000	0.00000000	34.54214085	898.32934585
A-4	126281AZ7	1,000.00000000	0.00000000	2.92083334	0.00000000	0.00000000	0.00000000	0.00000000	2.92083334	1,000.00000000
A-SB	126281BA1	93.62394915	31.21739860	0.26146047	0.00000000	0.00000000	0.00000000	0.00000000	31.47885907	62.40655055
A-S	126281BD5	1,000.00000000	0.00000000	3.15916665	0.00000000	0.00000000	0.00000000	0.00000000	3.15916665	1,000.00000000
B	126281BE3	1,000.00000000	0.00000000	3.36974994	0.00000000	0.00000000	0.00000000	0.00000000	3.36974994	1,000.00000000
C	126281BF0	1,000.00000000	0.00000000	3.65838993	0.00000000	0.00000000	0.00000000	0.00000000	3.65838993	1,000.00000000
D	126281AL8	1,000.00000000	0.00000000	3.24172337	0.00000000	0.00000000	0.00000000	0.00000000	3.24172337	1,000.00000000
E	126281AN4	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F	126281AQ7	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
NR	126281AS3	729.23846376	0.00000000	2.80329547	(0.37250065)	27.65346751	0.00000000	292.30232587	2.80329547	436.93613789
R	126281AU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	126281BB9	800.93983871	0.00000000	0.63027057	0.00000000	0.00000000	0.00000000	0.00000000	0.63027057	789.19124802
X-B	126281BC7	1,000.00000000	0.00000000	0.28864001	0.00000000	0.00000000	0.00000000	0.00000000	0.28864001	1,000.00000000
X-D	126281AC8	1,000.00000000	0.00000000	0.41666661	0.00000000	0.00000000	0.00000000	0.00000000	0.41666661	1,000.00000000
X-E	126281AE4	1,000.00000000	0.00000000	0.32505686	0.00000000	0.00000000	0.00000000	0.00000000	0.32505686	1,000.00000000
X-F	126281AG9	1,000.00000000	0.00000000	0.32505670	0.00000000	0.00000000	0.00000000	0.00000000	0.32505670	1,000.00000000
X-NR	126281AJ3	729.23846376	0.00000000	0.23704379	0.00000000	0.00000000	0.00000000	0.00000000	0.23704379	436.93613789

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	03/01/24 - 03/30/24	30	0.00	677,417.89	0.00	677,417.89	0.00	0.00	0.00	677,417.89	0.00
A-4	03/01/24 - 03/30/24	30	0.00	1,183,740.73	0.00	1,183,740.73	0.00	0.00	0.00	1,183,740.73	0.00
A-SB	03/01/24 - 03/30/24	30	0.00	19,506.52	0.00	19,506.52	0.00	0.00	0.00	19,506.52	0.00
X-A	03/01/24 - 03/30/24	30	0.00	588,929.23	0.00	588,929.23	0.00	0.00	0.00	588,929.23	0.00
X-B	03/01/24 - 03/30/24	30	0.00	19,264.70	0.00	19,264.70	0.00	0.00	0.00	19,264.70	0.00
X-D	03/01/24 - 03/30/24	30	0.00	25,913.33	0.00	25,913.33	0.00	0.00	0.00	25,913.33	0.00
X-E	03/01/24 - 03/30/24	30	0.00	7,889.13	0.00	7,889.13	0.00	0.00	0.00	7,889.13	0.00
X-F	03/01/24 - 03/30/24	30	0.00	4,930.46	0.00	4,930.46	0.00	0.00	0.00	4,930.46	0.00
X-NR	03/01/24 - 03/30/24	30	0.00	13,664.44	0.00	13,664.44	0.00	0.00	0.00	13,664.44	0.00
A-S	03/01/24 - 03/30/24	30	0.00	268,358.57	0.00	268,358.57	0.00	0.00	0.00	268,358.57	0.00
B	03/01/24 - 03/30/24	30	0.00	224,907.22	0.00	224,907.22	0.00	0.00	0.00	224,907.22	0.00
C	03/01/24 - 03/30/24	30	0.00	194,227.58	0.00	194,227.58	0.00	0.00	0.00	194,227.58	0.00
D	03/01/24 - 03/30/24	30	0.00	201,609.26	0.00	201,609.26	0.00	0.00	0.00	201,609.26	0.00
E	03/01/24 - 03/30/24	30	0.00	80,900.00	0.00	80,900.00	0.00	0.00	0.00	80,900.00	0.00
F	03/01/24 - 03/30/24	30	0.00	50,560.00	0.00	50,560.00	0.00	0.00	0.00	50,560.00	0.00
NR	03/01/24 - 03/30/24	30	1,610,195.64	140,123.69	0.00	140,123.69	(21,472.88)	0.00	0.00	161,596.57	1,594,090.08
Totals			1,610,195.64	3,701,942.75	0.00	3,701,942.75	(21,472.88)	0.00	0.00	3,723,415.63	1,594,090.08

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	14,701,381.01
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,712,668.06	Master Servicing Fee	5,497.13
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,311.18
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	435.68
ARD Interest	0.00	Operating Advisor Fee	1,481.32
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,712,668.06	Total Fees	10,725.30

Principal		Expenses/Reimbursements
Scheduled Principal	1,421,623.65	Reimbursement for Interest on Advances	(22,581.50)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	9,556,341.73	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,108.62
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	10,977,965.38	Total Expenses/Reimbursements	(21,472.88)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,723,415.63
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,977,965.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	14,701,381.01
Total Funds Collected	14,690,633.44	Total Funds Distributed	14,690,633.43

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,011,904,899.90	1,011,904,899.90	Beginning Certificate Balance	1,011,904,899.90
(-) Scheduled Principal Collections	1,421,623.65	1,421,623.65	(-) Principal Distributions	10,977,965.38
(-) Unscheduled Principal Collections	9,556,341.73	9,556,341.73	(-) Realized Losses	16,849,830.42
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	16,849,830.42
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	16,849,830.42	16,849,830.42	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	984,077,104.10	984,077,104.10	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,014,095,928.99	1,014,095,928.99	Ending Certificate Balance	984,077,104.10
Ending Actual Collateral Balance	984,142,967.12	984,142,967.12

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.39%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	29	278,939,979.07	28.35%	8	4.5107	NAP	Defeased	29	278,939,979.07	28.35%	8	4.5107	NAP
4,999,999 or less	20	65,160,973.07	6.62%	8	4.4363	2.263840	1.25 or less	6	49,870,449.61	5.07%	7	4.4295	0.910895
5,000,000 to 9,999,999	8	57,165,229.38	5.81%	7	4.7106	2.067693	1.26 to 1.50	5	75,972,007.70	7.72%	7	4.2941	1.377730
10,000,000 to 19,999,999	6	84,455,466.66	8.58%	9	4.6566	1.831347	1.51 to 1.75	6	62,534,394.63	6.35%	9	4.4626	1.647864
20,000,000 to 24,999,999	3	66,603,937.24	6.77%	7	4.1064	1.280474	1.76 to 2.00	6	56,776,164.01	5.77%	10	3.9805	1.939754
25,000,000 to 49,999,999	2	70,843,812.18	7.20%	10	4.0590	1.860393	2.01 to 2.25	5	183,919,272.17	18.69%	8	4.2244	2.097261
50,000,000 or greater	4	360,907,706.50	36.67%	7	3.9290	2.744956	2.26 to 2.50	4	35,547,134.27	3.61%	9	4.7231	2.393600
Totals	72	984,077,104.10	100.00%	8	4.2567	2.066565	2.51 to 2.75	1	1,688,870.34	0.17%	7	4.2800	2.630000
							2.76 to 3.00	2	4,119,472.55	0.42%	10	4.3500	2.875000
							3.01 or greater	8	234,709,359.75	23.85%	7	3.8708	3.313741
							Totals	72	984,077,104.10	100.00%	8	4.2567	2.066565
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	50	278,939,979.07	28.35%	8	4.5107	NAP
							Defeased	50	278,939,979.07	28.35%	8	4.5107	NAP
California	11	84,189,916.47	8.56%	8	4.2619	2.032335
							Lodging	10	239,839,420.96	24.37%	6	4.2863	2.411512
Connecticut	1	77,179,054.00	7.84%	11	3.8000	2.160000
							Mixed Use	1	3,836,853.46	0.39%	9	4.6000	0.630000
Florida	4	30,993,834.88	3.15%	8	4.4790	1.770224
							Mobile Home Park	5	12,878,161.20	1.31%	5	4.7978	3.204924
Georgia	4	16,733,727.71	1.70%	9	4.4184	2.702095
							Multi-Family	6	74,005,912.41	7.52%	8	4.5586	1.994581
Indiana	1	6,800,227.05	0.69%	6	4.9400	1.090000
							Office	4	111,658,034.46	11.35%	6	3.6846	3.202598
Kentucky	1	7,176,075.16	0.73%	6	4.9400	0.420000
							Retail	16	239,644,714.36	24.35%	9	4.0333	1.790044
Louisiana	3	27,815,243.69	2.83%	7	4.5410	1.363300
							Self Storage	7	21,719,103.66	2.21%	9	4.5993	3.166973
Maryland	2	47,135,663.40	4.79%	11	3.8575	1.938912
							Totals	99	984,077,104.10	100.00%	8	4.2567	2.066565
Michigan	1	7,636,767.20	0.78%	3	4.9100	3.810000

Missouri	2	35,041,527.18	3.56%	7	4.1849	1.528660

Nebraska	1	4,870,071.96	0.49%	8	4.7000	1.080000

New York	4	283,728,652.50	28.83%	6	3.9641	2.904075

North Carolina	1	3,836,853.46	0.39%	9	4.6000	0.630000

Ohio	1	10,163,962.81	1.03%	9	4.5100	1.510000

Oregon	2	9,294,333.63	0.94%	8	4.4461	1.508223

Tennessee	1	4,333,991.03	0.44%	8	4.3300	1.920000

Texas	6	35,186,674.62	3.58%	10	4.9385	2.247193

Virginia	2	4,886,439.15	0.50%	7	4.4799	1.673383

Washington	1	6,579,184.62	0.67%	7	4.5100	1.240000

Totals	99	984,077,104.10	100.00%	8	4.2567	2.066565

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	29	278,939,979.07	28.35%	8	4.5107	NAP	Defeased	29	278,939,979.07	28.35%	8	4.5107	NAP
	4.0000% or less	7	248,705,779.86	25.27%	9	3.7316	2.620283	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	3	139,382,903.93	14.16%	7	4.0326	2.808482	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	17	199,538,971.97	20.28%	7	4.3985	1.851093	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	7	52,277,398.98	5.31%	9	4.6049	1.531207	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	7	57,897,178.00	5.88%	8	4.9052	2.041034	49 months or greater	43	705,137,125.03	71.65%	8	4.1562	2.308968
	5.0001% or greater	2	7,334,892.29	0.75%	6	5.2003	2.375293	Totals	72	984,077,104.10	100.00%	8	4.2567	2.066565
	Totals	72	984,077,104.10	100.00%	8	4.2567	2.066565
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	29	278,939,979.07	28.35%	8	4.5107	NAP	Defeased	29	278,939,979.07	28.35%	8	4.5107	NAP
	60 months or less	43	705,137,125.03	71.65%	8	4.1562	2.308968	Interest Only	5	335,296,580.00	34.07%	8	3.8125	2.823969
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	38	369,840,545.03	37.58%	7	4.4678	1.842070
	Totals	72	984,077,104.10	100.00%	8	4.2567	2.066565	300 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	72	984,077,104.10	100.00%	8	4.2567	2.066565
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	29	278,939,979.07	28.35%	8	4.5107	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	3	10,373,261.74	1.05%	9	4.5472	2.652360	Totals	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	39	693,074,992.95	70.43%	8	4.1501	2.303046
	2 years or greater	1	1,688,870.34	0.17%	7	4.2800	2.630000
	Totals	72	984,077,104.10	100.00%	8	4.2567	2.066565
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10092616	1	LO	New York	NY	Actual/360	4.021%	380,887.53	0.00	0.00	N/A	11/06/24	--	110,000,000.00	110,000,000.00	04/06/24
2	10091896	1	OF	New York	NY	Actual/360	3.580%	308,277.78	0.00	0.00	N/A	10/06/24	--	100,000,000.00	100,000,000.00	04/06/24
3	10087539	1	LO	New York	NY	Actual/360	4.400%	279,920.79	150,733.59	0.00	N/A	08/06/24	--	73,879,386.09	73,728,652.50	04/06/24
4	10096283	1	RT	Trumbull	CT	Actual/360	3.800%	252,547.02	0.00	0.00	N/A	03/01/25	--	77,179,054.00	77,179,054.00	04/01/24
5	10096279	1	RT	Wheaton	MD	Actual/360	3.800%	139,454.02	0.00	0.00	N/A	03/01/25	--	42,617,526.00	42,617,526.00	04/01/24
6	10091894	1	MH	Various	FL	Actual/360	4.620%	118,952.85	53,779.71	0.00	N/A	10/06/24	--	29,900,171.67	29,846,391.96	04/06/24
7	10093827	1	Various Various		Various	Actual/360	4.560%	120,415.73	51,030.49	0.00	N/A	01/06/25	--	30,666,145.06	30,615,114.57	04/06/24
8	10096939	1	MU	Los Angeles	CA	Actual/360	4.400%	100,277.26	9,616,307.96	0.00	N/A	02/06/25	--	26,466,138.38	0.00	04/06/24
9	10096940	1	MF	Tallahassee	FL	Actual/360	4.450%	108,334.18	45,048.18	0.00	N/A	12/06/24	--	28,271,334.36	28,226,286.18	04/06/24
10	10093954	1	RT	Chesterfield	MO	Actual/360	4.061%	83,662.56	41,381.50	0.00	N/A	10/06/24	--	23,924,285.43	23,882,903.93	04/06/24
11	10092142	1	MF	Various	NC	Actual/360	4.411%	84,048.57	49,493.29	0.00	N/A	11/06/24	--	22,127,587.98	22,078,094.69	04/06/24
12	10092139	1	MF	Various	NC	Actual/360	4.411%	83,702.58	49,289.55	0.00	N/A	11/06/24	--	22,036,499.17	21,987,209.62	04/06/24
				Rancho Santa
13	10096941	1	RT		CA	Actual/360	4.290%	81,822.68	36,163.01	0.00	N/A	01/05/25	--	22,149,158.96	22,112,995.95	04/05/24
				Margarit
14	10092051	1	RT	Eureka	CA	Actual/360	3.962%	70,449.56	41,228.82	0.00	N/A	11/06/24	--	20,649,266.18	20,608,037.36	04/06/24
16	10093812	1	RT	Newark	DE	Actual/360	4.300%	63,966.90	39,956.10	0.00	N/A	01/06/25	--	17,275,380.50	17,235,424.40	04/06/24
18	10092610	1	MF	Lafayette	LA	Actual/360	4.430%	66,021.49	31,972.75	0.00	N/A	11/06/24	--	17,307,024.15	17,275,051.40	03/06/24
19	10095979	1	MH	Various	Various	Actual/360	4.400%	60,636.40	36,260.84	0.00	N/A	02/06/25	--	16,003,742.37	15,967,481.53	04/06/24
20	10093911	1	Various Various		Various	Actual/360	4.660%	58,326.49	49,014.58	0.00	N/A	01/06/25	--	14,535,190.90	14,486,176.32	04/06/24
21	10096944	1	MF	Austin	TX	Actual/360	4.830%	64,655.34	32,743.50	0.00	N/A	03/06/25	--	15,545,263.02	15,512,519.52	04/06/24
22	10095828	1	SS	Various	TX	Actual/360	4.970%	67,993.82	28,304.32	0.00	N/A	02/06/25	--	15,887,437.68	15,859,133.36	04/06/24
24	10091679	1	MF	Houston	TX	Actual/360	4.880%	50,593.92	24,067.24	0.00	N/A	10/06/24	--	12,039,802.00	12,015,734.76	04/06/24
25	10093803	1	IN	Wall Township	NJ	Actual/360	4.490%	40,435.19	35,913.75	0.00	N/A	01/06/25	--	10,458,128.81	10,422,215.06	04/06/24
26	10095831	1	LO	New Albany	OH	Actual/360	4.510%	39,608.61	34,949.02	0.00	N/A	01/06/25	--	10,198,911.83	10,163,962.81	04/06/24
27	10096199	1	IN	Santa Clarita	CA	Actual/360	4.400%	41,737.15	20,106.82	0.00	N/A	02/06/25	--	11,015,670.27	10,995,563.45	04/06/24
28	10092950	1	MF	Fayetteville	NC	Actual/360	4.475%	41,290.17	21,102.15	0.00	N/A	11/06/24	--	10,715,056.39	10,693,954.24	04/06/24
29	10095915	1	RT	Lake Ozark	MO	Actual/360	4.450%	42,826.74	17,619.51	0.00	N/A	02/06/25	--	11,176,242.76	11,158,623.25	04/06/24
30	10093872	1	MF	Fayetteville	NC	Actual/360	4.400%	38,731.98	20,137.47	0.00	N/A	01/06/25	--	10,222,516.92	10,202,379.45	04/06/24
31	10093598	1	LO	Macon	GA	Actual/360	4.420%	35,640.82	21,279.52	0.00	N/A	01/06/25	--	9,364,104.63	9,342,825.11	04/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	10093848	1	MF	Houston	TX	Actual/360	4.390%	34,851.37	19,542.16	0.00	N/A	01/06/25	--	9,219,260.54	9,199,718.38	04/06/24
35	10093196	1	RT	Baton Rouge	LA	Actual/360	4.680%	31,801.90	17,354.56	0.00	N/A	12/06/24	--	7,891,290.86	7,873,936.30	04/06/24
36	10087366	1	MH	Whitmore Lake	MI	Actual/360	4.910%	32,359.66	16,788.80	0.00	N/A	07/06/24	--	7,653,556.00	7,636,767.20	04/06/24
37	10093750	1	MF	Houston	TX	Actual/360	4.540%	29,321.39	13,440.05	0.00	N/A	01/06/25	--	7,500,142.45	7,486,702.40	04/06/24
38	10095998	1	LO	Lithonia	GA	Actual/360	4.550%	27,183.55	15,373.10	0.00	N/A	02/06/25	--	6,938,020.21	6,922,647.11	04/06/24
39	10091722	1	LO	Louisville	KY	Actual/360	4.940%	30,582.34	13,190.15	0.00	N/A	10/06/24	--	7,189,265.31	7,176,075.16	03/06/24
40	10093239	1	MF	Gainesville	FL	Actual/360	4.520%	25,865.13	14,967.97	0.00	N/A	12/06/24	--	6,645,337.99	6,630,370.02	04/06/24
41	10096946	1	OF	Redmond	WA	Actual/360	4.510%	25,609.14	14,973.23	0.00	N/A	11/05/24	--	6,594,157.85	6,579,184.62	03/05/24
42	10091719	1	LO	Indianapolis	IN	Actual/360	4.940%	28,980.58	12,499.32	0.00	N/A	10/06/24	--	6,812,726.37	6,800,227.05	04/06/24
43	10087793	1	MH	Battle Creek	MI	Actual/360	4.310%	24,547.09	12,612.32	0.00	N/A	09/06/24	--	6,613,991.10	6,601,378.78	04/06/24
44	10096947	1	MF	Houston	TX	Actual/360	5.140%	27,748.33	13,021.09	0.00	N/A	10/06/24	--	6,269,235.03	6,256,213.94	04/06/24
45	10091725	1	MF	Daytona Beach	FL	Actual/360	5.040%	26,283.95	10,925.60	0.00	N/A	10/06/24	--	6,056,209.05	6,045,283.45	04/06/24
46	10092144	1	MF	Fort Walton Beach	FL	Actual/360	4.250%	20,628.61	10,732.56	0.00	N/A	11/06/24	--	5,636,661.07	5,625,928.51	04/06/24
47	10092670	1	LO	Lincoln	NE	Actual/360	4.700%	19,777.15	16,526.55	0.00	N/A	12/06/24	--	4,886,598.51	4,870,071.96	04/06/24
48	10093748	1	LO	Canton	GA	Actual/360	4.550%	20,465.54	11,643.07	0.00	N/A	01/06/25	--	5,223,392.80	5,211,749.73	04/06/24
49	10093908	1	MH	Murrells Inlet	SC	Actual/360	4.470%	20,954.09	10,602.43	0.00	N/A	01/06/25	--	5,443,799.36	5,433,196.93	04/06/24
50	10096948	1	RT	Timonium	MD	Actual/360	4.400%	17,178.70	15,831.60	0.00	N/A	12/05/24	--	4,533,969.00	4,518,137.40	04/05/24
51	10091723	1	LO	Clarksville	IN	Actual/360	4.940%	21,977.56	9,478.92	0.00	N/A	10/06/24	--	5,166,463.40	5,156,984.48	04/06/24
52	10092951	1	RT	Aloha	OR	Actual/360	4.350%	18,123.72	11,247.18	0.00	N/A	11/06/24	--	4,838,367.30	4,827,120.12	04/06/24
53	10093976	1	MF	Escondido	CA	Actual/360	4.140%	19,607.50	0.00	0.00	N/A	02/06/25	--	5,500,000.00	5,500,000.00	04/06/24
54	10093490	1	RT	Ontario	OR	Actual/360	4.550%	17,541.89	9,979.78	0.00	N/A	01/06/25	--	4,477,193.29	4,467,213.51	04/06/24
55	10096949	1	OF	Newark	CA	Actual/360	4.490%	16,880.10	9,942.74	0.00	N/A	11/05/24	--	4,365,855.85	4,355,913.11	04/05/24
56	10096950	1	RT	Bartlett	TN	Actual/360	4.330%	16,197.29	10,062.26	0.00	N/A	12/05/24	--	4,344,053.29	4,333,991.03	04/05/24
57	10096951	1	RT	Long Beach	CA	Actual/360	4.400%	16,836.98	8,201.07	0.00	N/A	12/05/24	--	4,443,776.77	4,435,575.70	04/05/24
58	10093339	1	MF	Gainesville	FL	Actual/360	4.520%	15,956.60	9,233.97	0.00	N/A	12/06/24	--	4,099,611.38	4,090,377.41	04/06/24
59	10096952	1	OF	Virginia Beach	VA	Actual/360	4.440%	15,329.16	9,198.26	0.00	N/A	11/05/24	--	4,009,369.74	4,000,171.48	04/05/24
60	10096953	1	OF	Alameda	CA	Actual/360	4.450%	15,012.31	7,655.03	0.00	N/A	01/06/25	--	3,917,675.11	3,910,020.08	04/06/24
61	10096954	1	MU	Durham	NC	Actual/360	4.600%	15,227.23	7,329.12	0.00	N/A	01/05/25	--	3,844,182.58	3,836,853.46	04/05/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
62	10096209	1	LO	Madison	GA	Actual/360	4.500%	12,720.12	11,180.68	0.00	N/A	02/06/25	--	3,282,610.73	3,271,430.05	04/06/24
63	10093749	1	SS	Stanton	CA	Actual/360	4.000%	10,816.23	11,352.92	0.00	N/A	01/06/25	--	3,140,196.50	3,128,843.58	04/06/24
64	10093559	1	SS	Cerritos	CA	Actual/360	4.000%	10,264.55	10,848.92	0.00	N/A	12/06/24	--	2,980,030.63	2,969,181.71	04/06/24
65	10096955	1	RT	San Bernardino	CA	Actual/360	4.500%	12,293.17	7,214.21	0.00	N/A	11/05/24	--	3,172,431.99	3,165,217.78	04/05/24
66	10093560	1	RT	Beverly Hills	CA	Actual/360	4.280%	12,309.81	5,463.31	0.00	N/A	01/06/25	--	3,340,014.44	3,334,551.13	04/06/24
68	10096189	1	RT	Richmond Hill	GA	Actual/360	4.350%	10,826.31	6,597.10	0.00	N/A	02/06/25	--	2,890,228.28	2,883,631.18	04/06/24
69	10093873	1	MH	Various	IL	Actual/360	4.300%	10,357.93	6,012.42	0.00	N/A	01/06/25	--	2,797,339.68	2,791,327.26	04/06/24
70	10093487	1	MH	Lake Charles	LA	Actual/360	4.850%	11,159.24	5,726.90	0.00	N/A	12/06/24	--	2,671,982.89	2,666,255.99	03/06/24
72	10096956	1	MF	College Station	TX	Actual/360	4.550%	10,238.06	5,051.76	0.00	N/A	12/06/24	--	2,613,045.30	2,607,993.54	04/06/24
73	10093629	1	RT	Visalia	CA	Actual/360	4.800%	9,304.39	4,861.57	0.00	N/A	12/06/24	--	2,251,061.29	2,246,199.72	04/06/24
74	10093551	1	SS	Irwindale	CA	Actual/360	4.000%	7,603.50	4,331.88	0.00	N/A	01/06/25	--	2,207,469.09	2,203,137.21	04/06/24
77	10087176	1	MF	Tallahassee	FL	Actual/360	4.920%	8,573.11	3,794.57	0.00	N/A	07/06/24	--	2,023,551.37	2,019,756.80	04/06/24
78	10091684	1	MH	San Antonio	TX	Actual/360	4.780%	6,999.37	3,731.50	0.00	N/A	10/06/24	--	1,700,480.95	1,696,749.45	04/06/24
79	10092145	1	MH	Holly Hill	FL	Actual/360	4.280%	6,236.24	3,205.73	0.00	N/A	11/06/24	--	1,692,076.07	1,688,870.34	04/06/24
80	10096190	1	MF	Savannah	GA	Actual/360	4.350%	4,639.85	2,827.33	0.00	N/A	02/06/25	--	1,238,668.70	1,235,841.37	04/06/24
81	10093881	1	MF	Cocoa	FL	Actual/360	5.410%	5,113.88	3,408.26	0.00	N/A	01/06/25	--	1,097,726.16	1,094,317.90	04/06/24
82	10096958	1	OF	Boynton Beach	FL	Actual/360	5.550%	5,165.31	2,119.76	0.00	N/A	09/05/24	--	1,080,798.11	1,078,678.35	04/05/24
Totals								3,712,668.06	10,977,965.38	0.00				1,011,904,899.90	984,077,104.10
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	36,321,575.00	36,321,575.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	28,798,248.00	27,710,106.64	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	9,403,470.86	12,185,277.97	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	9,943,388.33	13,871,355.25	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	22,290,850.27	14,567,405.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	1	2,629,251.99	2,243,707.19	01/01/19	12/31/19	09/12/22	5,889,290.06	516,859.60	0.00	0.00	0.00	0.00
9	1	3,274,097.30	3,246,855.05	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	8,669,035.00	6,929,712.93	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1	2,057,038.60	2,003,478.40	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	8,003.01	0.00
14	1	3,617,831.84	2,158,845.05	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1	1,757,757.96	1,585,306.98	01/01/23	12/31/23	--	0.00	0.00	97,886.93	97,886.93	0.00	0.00
19	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1	2,710,241.66	3,118,575.12	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	8,655.97	0.00
21	1	2,402,804.80	2,855,159.55	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	2,347,667.85	1,203,382.81	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1	1,176,355.59	1,556,829.94	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1	1,189,199.65	1,176,062.66	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1	1,681,445.40	1,783,569.29	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1	1,087,450.59	857,922.95	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	2,040,814.24	2,276,607.88	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1	159,977.40	312,238.05	10/01/22	09/30/23	--	0.00	0.00	43,727.92	43,727.92	0.00	0.00
40	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1	648,692.15	670,302.44	01/01/23	12/31/23	--	0.00	0.00	40,541.49	40,541.49	0.00	0.00
42	1	781,625.23	641,675.28	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1	1,181,765.95	1,264,641.70	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	769,263.10	553,839.66	01/01/23	12/31/23	01/11/22	5,047.89	0.00	0.00	0.00	0.00	0.00
48	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	1	743,635.34	752,635.36	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1	470,650.00	470,650.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	858,211.57	953,853.25	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	667,660.38	615,886.13	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	1	642,339.14	696,079.51	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	660,640.30	585,915.78	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1	536,936.00	495,990.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	1	331,866.09	202,734.38	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
62	1	479,119.79	1,012,418.86	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	1,142,185.57	1,283,519.71	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	0.00	1,176,422.90	02/01/23	01/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
65	1	401,487.91	449,861.96	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1	413,793.97	411,992.30	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	238.63	0.00
68	1	641,725.43	637,622.78	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
69	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	1	649,815.27	455,011.79	01/01/22	12/31/22	--	0.00	0.00	16,869.58	16,869.58	16,859.68	0.00
72	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	1	279,386.17	324,187.86	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
74	1	776,837.57	822,193.47	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
77	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	1	233,064.29	230,444.94	01/01/17	12/31/17	--	0.00	0.00	0.00	0.00	0.00	0.00
80	1	253,847.09	275,510.18	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
81	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	1	194,308.48	187,744.13	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	510.25	0.00
Totals		157,317,359.12	153,135,108.40				5,894,337.95	516,859.60	199,025.92	199,025.92	34,267.54	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
8	10096939	1	9,556,341.73	Disposition	0.00	0.00
Totals			9,556,341.73		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/24	0	0.00	0	0.00	0	0.00	1	4,870,071.96	1	0.00	0	0.00	0	0.00	1	9,556,341.73	4.256704%	4.244361%	8
03/15/24	0	0.00	0	0.00	1	26,466,138.38	1	4,886,598.51	1	26,466,138.38	0	0.00	0	0.00	0	0.00	4.260762%	4.248453%	9
02/16/24	0	0.00	0	0.00	1	26,532,339.47	1	4,904,333.86	1	26,532,339.47	0	0.00	0	0.00	0	0.00	4.261111%	4.248801%	10
01/18/24	0	0.00	0	0.00	1	26,591,829.47	1	4,920,722.30	1	26,591,829.47	0	0.00	0	0.00	0	0.00	4.261419%	4.249109%	11
12/15/23	0	0.00	0	0.00	1	26,651,094.92	1	4,937,044.68	1	26,651,094.92	0	0.00	0	0.00	0	0.00	4.261725%	4.249414%	12
11/17/23	0	0.00	0	0.00	1	26,713,389.32	1	4,953,945.43	1	26,713,389.32	0	0.00	0	0.00	0	0.00	4.262049%	4.249736%	13
10/17/23	0	0.00	0	0.00	1	26,772,195.93	1	4,970,133.89	1	26,772,195.93	0	0.00	0	0.00	0	0.00	4.262350%	4.250037%	14
09/15/23	0	0.00	0	0.00	1	26,834,047.91	1	4,986,905.54	1	26,834,047.91	0	0.00	0	0.00	0	0.00	4.262669%	4.250356%	15
08/17/23	0	0.00	0	0.00	1	26,892,399.09	1	5,002,961.14	1	26,892,399.09	0	0.00	0	0.00	0	0.00	4.262967%	4.250652%	16
07/17/23	0	0.00	0	0.00	1	26,950,530.02	1	5,018,952.03	1	26,950,530.02	0	0.00	0	0.00	0	0.00	4.263263%	4.250947%	17
06/16/23	0	0.00	0	0.00	1	27,011,730.50	1	5,035,533.22	1	27,011,730.50	0	0.00	0	0.00	0	0.00	4.263576%	4.251259%	18
05/17/23	0	0.00	0	0.00	1	27,069,411.00	1	5,051,392.81	1	27,069,411.00	0	0.00	0	0.00	0	0.00	4.263867%	4.251550%	19
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
18	10092610	03/06/24	0	B	97,886.93	97,886.93	0.00		17,307,024.15
39	10091722	03/06/24	0	B	43,727.92	43,727.92	0.00		7,189,265.31
41	10096946	03/05/24	0	B	40,541.49	40,541.49	0.00		6,594,157.85
70	10093487	03/06/24	0	B	16,869.58	16,869.58	16,859.68		2,671,982.89
Totals					199,025.92	199,025.92	16,859.68		33,762,430.20
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		289,941,798	289,941,798		0	0
7 - 12 Months		694,135,306	689,265,234		0	4,870,072
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-24	984,077,104	984,077,104	0	0	0	0
Mar-24	1,011,904,900	985,438,762	0	0	0	26,466,138
Feb-24	1,013,489,309	986,956,970	0	0	0	26,532,339
Jan-24	1,014,899,372	988,307,542	0	0	0	26,591,829
Dec-23	1,016,304,012	989,652,917	0	0	0	26,651,095
Nov-23	1,017,787,910	991,074,521	0	0	0	26,713,389
Oct-23	1,019,181,442	992,409,246	0	0	0	26,772,196
Sep-23	1,020,654,630	993,820,582	0	0	0	26,834,048
Aug-23	1,022,037,138	995,144,739	0	0	0	26,892,399
Jul-23	1,023,414,329	996,463,799	0	0	0	26,950,530
Jun-23	1,024,871,764	997,860,033	0	0	0	27,011,731
May-23	1,026,238,055	999,168,644	0	0	0	27,069,411
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	10096939	0.00	-	27,100,000.00	07/12/22	2,137,354.19	1.11000	12/31/19	02/06/25	249
Totals		0.00	0.00	27,100,000.00		2,137,354.19

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	10096939	MU	CA	05/27/20	8
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
20	10093911	1	16,429,216.18	4.66000%	16,429,216.18 4.66000%		10	09/18/20	05/06/20	05/06/20
26	10095831	1	0.00	4.51000%	0.00	4.51000%	10	06/06/20	06/06/20	09/01/20
26	10095831	1	0.00	4.51000%	0.00	4.51000%	10	08/21/20	06/06/20	09/01/20
Totals			16,429,216.18		16,429,216.18
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	10096939 04/17/24	26,466,138.38	27,100,000.00	18,727,930.35	6,718,742.25	16,335,050.21	9,616,307.96	16,849,830.42	0.00	0.00	16,849,830.42	52.65%
15	10096942 01/18/23	20,551,106.18	14,000,000.00	12,357,597.28	2,389,906.71	11,460,638.08	9,070,731.37	11,480,374.81	0.00	0.00	11,480,374.81	53.14%
33	10092149 11/18/20	9,487,874.23	4,900,000.00	7,099,246.43	482,739.12	5,839,967.43	5,357,228.31	4,130,645.92	0.00	2,913.07	4,127,732.85	39.88%
Current Period Totals		26,466,138.38	27,100,000.00	18,727,930.35	6,718,742.25	16,335,050.21	9,616,307.96	16,849,830.42	0.00	0.00	16,849,830.42
Cumulative Totals		56,505,118.79	46,000,000.00	38,184,774.06	9,591,388.08	33,635,655.72	24,044,267.64	32,460,851.15	0.00	2,913.07	32,457,938.08

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	10096939	04/17/24	0.00	0.00	16,849,830.42	0.00	0.00	16,849,830.42	0.00	0.00	16,849,830.42
15	10096942	01/18/23	0.00	0.00	11,480,374.81	0.00	0.00	11,480,374.81	0.00	0.00	11,480,374.81
33	10092149	09/16/22	0.00	0.00	4,127,732.85	0.00	0.00	(2,913.07)	0.00	0.00	4,127,732.85
		11/18/20	0.00	0.00	4,130,645.92	0.00	0.00	4,130,645.92	0.00	0.00
Current Period Totals			0.00	0.00	16,849,830.42	0.00	0.00	16,849,830.42	0.00	0.00	16,849,830.42
Cumulative Totals			0.00	0.00	32,457,938.08	0.00	0.00	32,457,938.08	0.00	0.00	32,457,938.08

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(23,296.75)	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	406.95	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	745.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9.33	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	57.57	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	363.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	241.40	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	1,108.62	0.00	0.00	0.00	(22,581.50)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(21,472.88)

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29